Goodwill and Other Intangible Assets (Product Rights and License by Therapeutic Category) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2014		Dec. 31, 2013
Schedule of Product Rights and Licenses by Therapeutic Class [Line Items]
Finite-lived intangible assets, net	$ 1,598.2		$ 1,678.8
Product rights and licenses
Schedule of Product Rights and Licenses by Therapeutic Class [Line Items]
Finite-lived intangible assets, net	1,489.2		1,541.4
Therapeutic class disclosure threshold	5.00%		5.00%
Product rights and licenses | Allergy
Schedule of Product Rights and Licenses by Therapeutic Class [Line Items]
Finite-lived intangible assets, net	82.5		95.9
Product rights and licenses | Anti-infectives
Schedule of Product Rights and Licenses by Therapeutic Class [Line Items]
Finite-lived intangible assets, net	152.8		194.2
Product rights and licenses | Antineoplastic
Schedule of Product Rights and Licenses by Therapeutic Class [Line Items]
Finite-lived intangible assets, net	123.7		147.4
Product rights and licenses | Cardiovascular
Schedule of Product Rights and Licenses by Therapeutic Class [Line Items]
Finite-lived intangible assets, net	175.0		235.8
Product rights and licenses | Central Nervous System
Schedule of Product Rights and Licenses by Therapeutic Class [Line Items]
Finite-lived intangible assets, net	199.5		211.2
Product rights and licenses | Dermatological
Schedule of Product Rights and Licenses by Therapeutic Class [Line Items]
Finite-lived intangible assets, net	65.9		79.6
Product rights and licenses | Endocrine and Metabolic
Schedule of Product Rights and Licenses by Therapeutic Class [Line Items]
Finite-lived intangible assets, net	54.8		72.4
Product rights and licenses | Gastrointestinal
Schedule of Product Rights and Licenses by Therapeutic Class [Line Items]
Finite-lived intangible assets, net	67.6		95.2
Product rights and licenses | Hematological Agents
Schedule of Product Rights and Licenses by Therapeutic Class [Line Items]
Finite-lived intangible assets, net	294.5		14.9
Product rights and licenses | Respiratory System
Schedule of Product Rights and Licenses by Therapeutic Class [Line Items]
Finite-lived intangible assets, net	78.3		147.4
Product rights and licenses | Other
Schedule of Product Rights and Licenses by Therapeutic Class [Line Items]
Finite-lived intangible assets, net	$ 194.6	[1]	$ 247.4	[1]

[1]	Other consists of numerous therapeutic classes, none of which individually exceeds 5% of total product rights and licenses.